Segment information (Tables)	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
Schedule of Contract Revenue Split by Customer
A breakdown of the Company’s contract revenues by customer for the three and six months ended June 30, 2016 and 2015 are follows:

	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015

BP	40.2%	45.3%	39.2%	48.0%
ExxonMobil *	35.2%	28.2%	37.6%	26.0%
Tullow	15.8%	14.4%	14.9%	14.0%
Chevron	5.9%	12.1%	5.6%	12.0%
Other	2.9%	0.0%	2.7%	0.0%
Total	100.0%	100.0%	100.0%	100.0%

* The ExxonMobil drilling contract for the West Aquarius was assigned to Hibernia Management and Development Co. Ltd. which is a consortium majority owned by ExxonMobil.

Revenue and Fixed Assets by Geographic Location
The following presents the revenues and fixed assets by geographic area:

Revenues

(In US$ millions)	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015

United States	$175.4	$197.9	$359.7	$397.3
Canada	$61.5	$45.1	$122.8	$80.1
Ghana	$57.4	$58.6	$115.0	$114.8
Nigeria	$46.1	$63.6	$107.3	$126.7
Angola	$45.4	$20.1	$91.4	$41.5
Thailand	$21.6	$26.6	$43.5	$52.2
Other	$11.1	$5.3	$22.8	$5.3
Total	$418.5	$417.2	$862.5	$817.9

As of June 30, 2016 and December 31, 2015 the drilling units were located as follows:

Fixed Assets – Drilling units (1)

(In US$ millions)	June 30, 2016	December 31, 2015

United States	$2,873.7	$2,927.4
Ghana	$583.3	$591.5
Angola	$566.4	$571.3
Canada	$503.0	$519.2
Nigeria	$494.2	$508.0
Thailand	$246.6	$251.5
Myanmar	$176.6	$178.4
Total	$5,443.8	$5,547.3

(1)	The fixed assets referred to in the table above include eleven drilling units at June 30, 2016 and December 31, 2015.